Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
Supplemental Information on Oil and Gas Producing Activities (Unaudited)

(16) Supplemental Information on Oil and Gas Producing Activities (Unaudited)

        The following is supplemental information regarding our consolidated oil and gas producing activities. The amounts shown include our net working and royalty interests in all of our oil and gas properties.

  (a) Capitalized Costs Relating to Oil and Gas Producing Activities

	Year ended December 31
	2011	2012
	(In thousands)
Proved properties	$2,497,306	1,689,132
Unproved properties	834,255	1,243,237

	3,331,561	2,932,369
Accumulated depreciation and depletion	(586,444)	(158,210)

Net capitalized costs	$2,745,117	2,774,159

  (b) Costs Incurred in Certain Oil and Gas Activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Acquisition costs
Proved property	$50,657	$105,405	$10,254
Unproved property	247,733	195,131	687,403
Development costs	224,297	433,053	690,517
Exploration costs	75,961	95,563	158,074

Total costs incurred	$598,648	$829,152	$1,546,248

        Costs incurred in 2010 include costs allocated to proved and unproved properties of $50.7 million and $206.3 million, respectively, as a result of a business acquisition. See note 3.

  (c) Results of Operations (including discontinued operations) for Oil and Gas Producing Activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Revenues	$206,462	391,994	390,378
Operating expenses:
Production expenses	80,097	136,635	185,505
Exploration expenses	24,794	9,876	15,339
Depreciation and depletion	124,341	164,011	181,664
Impairment	35,859	11,051	13,032

Results of operations before income tax expense (benefit)	(58,629)	70,421	(5,162)
Income tax (expense) benefit	6,449	(26,056)	2,008

Results of operations	$(52,180)	44,365	(3,154)

  (d) Oil and Gas Reserves

        The following table sets forth the net quantities of proved reserves and proved developed reserves during the periods indicated. This information includes the oil and gas segment's royalty and net working interest share of the reserves in oil and gas properties. Net proved oil and gas reserves for the year ended December 31, 2011 and 2012 were prepared by the Company's reserve engineers and audited by DeGolyer and MacNaughton (D&M) or Ryder Scott utilizing data compiled by us. Over 99% of our estimated proved reserves as of December 31, 2010 were prepared by D&M, Ryder Scott, or Wright & Co. There are many uncertainties inherent in estimating proved reserve quantities, and projecting future production rates and timing of future development costs. In addition, reserve estimates of new discoveries are more imprecise than those of properties with a production history. Accordingly, these estimates are subject to change as additional information becomes available. All reserves are located in the United States.

        Proved reserves are the estimated quantities of crude oil, condensate, and natural gas that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known oil and gas reservoirs under existing economic and operating conditions at the end of the respective years. Proved developed reserves are those reserves expected to be recovered through existing wells with existing equipment and operating methods. The Company estimates proved reserves using historical 12-month unweighted first day of the month average prices.

        Proved undeveloped reserves include drilling locations that are more than one offset location away from productive wells and are reasonably certain of containing proved reserves and which are scheduled to be drilled within five years under the Company's development plans. The Company's development plans for drilling scheduled over the next five years are subject to many uncertainties and variables, including availability of capital; future oil and gas prices; and cash flows from operations, future drilling costs, demand for natural gas, and other economic factors.

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Proved developed and undeveloped reserves:
December 31, 2009	1,130	—	1		1,141
Revisions	38	35	1		253
Extensions, discoveries and other additions	1,248	69	8		1,712
Production	(45)	—	—	(a)	(47)
Purchase of reserves	172	—	—		172

December 31, 2010	2,543	104	10		3,231
(a)
Less than 1.0

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Revisions	(223)	2	7		(172)
Extensions, discoveries and other additions	1,644	57	—	(a)	1,982
Production	(84)	(1)	—	(a)	(89)
Purchase of reserves	52	2	—		66
Sale of reserves in place	(1)	—	—		(1)

December 31, 2011	3,931	164	17		5,017
Revisions	198	4	—	(a)	222
Extensions, discoveries and other additions	1,242	115	3		1,951
Production	(87)	— (a)	—	(a)	(87)
Sale of reserves in place	(1,590)	(80)	(17)		(2,174)

December 31, 2012	3,694	203	3		4,929

(a)
Less than 1.0

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)	Equivalents (Bcfe)
Proved developed reserves:
December 31, 2010	400	9	1	457
December 31, 2011	718	19	2	844
December 31, 2012	828	36	1	1,047
Proved undeveloped reserves:
December 31, 2010	2,143	95	10	2,774
December 31, 2011	3,213	145	15	4,173
December 31, 2012	2,866	167	2	3,882

        Significant items included in the categories of proved developed and undeveloped reserve changes for the years 2010, 2011, and 2012 in the above table include the following:

  •
  2010—Of the 1,712 Bcfe of extensions and discoveries in 2010, 249 Bcfe related to the Arkoma Basin in Oklahoma, 1,130 Bcfe related to the Piceance Basin in Colorado, 301 Bcfe related to the Appalachian Basin in Pennsylvania and West Virginia, and 32 Bcfe related to other areas. Performance revisions increased proved reserves by 253 Bcfe and include the effect of the future realization of our NGLs in the Piceance Basin due to the execution of a processing agreement that became effective January 1, 2011. The increase in extensions and discoveries is the result of increased activity in the Appalachian Basin.

  •
  2011—Of the 1,982 Bcfe of extensions and discoveries in 2011, 93 Bcfe related to the Arkoma Basin in Oklahoma, 61 Bcfe related to the Piceance Basin in Colorado, 1,816 Bcfe related to the Appalachian Basin in Pennsylvania and West Virginia, and 12 Bcfe related to other areas. Revisions include negative revisions of 6 Bcfe due to price, negative revisions of 346 Bcfe due to performance, and positive revisions of 180 Bcfe due to the execution of gas processing agreements in the Appalachian Basin. Extensions and discoveries are primarily the result of increased development activity in the Appalachian Basin.

  •
  2012—Extensions, discoveries, and other additions during 2012 of 1,951 Bcfe were added through the drillbit in the Marcellus and Utica Shales, including the addition of 709 Bcfe attributable to NGLs and oil. Downward price revisions resulted in a reduction of proved reserves of 102 Bcfe. Performance revisions increased proved reserves by 324 Bcfe. Sales of proved reserves of 2,174 Bcfe are the result of the sale of our Arkoma and Piceance Basin properties.

        The following table sets forth the standardized measure of the discounted future net cash flows attributable to our proved reserves. Future cash inflows were computed by applying historical 12-month unweighted first day of the month average prices. Future prices actually received may materially differ from current prices or the prices used in the standardized measure.

        Future production and development costs represent the estimated future expenditures (based on current costs) to be incurred in developing and producing the proved reserves, assuming continuation of existing economic conditions. Future income tax expenses were computed by applying statutory income tax rates to the difference between pretax net cash flows relating to our proved reserves and the tax basis of proved oil and gas properties. In addition, the effects of statutory depletion in excess of tax basis, available net operating loss carryforwards, and alternative minimum tax credits were used in computing future income tax expense. The resulting annual net cash inflows were then discounted using a 10% annual rate.

	Year ended December 31
	2010	2011	2012
	(In millions)
Future cash inflows	$13,114	20,046	12,151
Future production costs	(3,088)	(3,491)	(1,660)
Future development costs	(4,036)	(5,085)	(3,270)

Future net cash flows before income tax	5,990	11,470	7,221
Future income tax expense	(1,438)	(3,287)	(1,603)

Future net cash flows	4,552	8,183	5,618
10% annual discount for estimated timing of cash flows	(3,455)	(5,713)	(4,017)

Standardized measure of discounted future net cash flows	$1,097	2,470	1,601

        The 12-month weighted average prices used to estimate the Company's total equivalent reserves were as follows:

	Arkoma	Piceance	Appalachia
	(Per Mcfe)
December 31, 2010	$4.18	3.93	4.51
December 31, 2011	3.90	3.84	4.16
December 31, 2012	NA	NA	2.78

  (e) Changes in Standardized Measure of Discounted Future Net Cash Flow

	Year ended December 31
	2010	2011	2012
	(In millions)
Sales of oil and gas, net of productions costs	$(126)	(255)	(147)
Net changes in prices and production costs	382	215	(1,631)
Development costs incurred during the period	81	247	296
Net changes in future development costs	(61)	(106)	(92)
Extensions, discoveries and other additions	695	1,684	813
Acquisitions	92	51	—
Divestitures	—	—	(1,277)
Revisions of previous quantity estimates	113	(182)	88
Accretion of discount	29	147	322
Net change in income taxes	(359)	(605)	653
Other changes	16	177	106

Net increase (decrease)	862	1,373	(869)
Beginning of year	235	1,097	2,470

End of year	$1,097	2,470	1,601